Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
External research and development expenses	$ 605,082	$ 483,192	$ 366,955
Personnel expenses	310,992	226,344	162,010
BIS expenses	34,012	19,935	12,678
Materials and consumables	5,863	4,057	2,396
Depreciation and amortization	6,204	105,546	102,132
Other expenses	21,270	20,418	17,194
Total Research and development expenses	$ 983,423	$ 859,492	$ 663,366